Cash and stock-based compensation plans (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 First Year [Member]	Dec. 31, 2013 Second Year [Member]	Dec. 31, 2013 Third Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Vesting Percentage	25.00%	20.00%	35.00%	35.00%	30.00%